Deferred Income	12 Months Ended
Dec. 31, 2024
Deferred Income [Abstract]
DEFERRED INCOME
30.	DEFERRED INCOME

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Government grants	36,360	27,500	3,767

The movements in government grants during the reporting period are as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
At beginning of the year	35,000	36,360	4,981
Received during the year	1,360	7,740	1,060
Portion classified as current liabilities (note 26)	-	(16,600)	(2,274)
At end of the year	36,360	27,500	3,767